SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATES APPLIED FOR FOREIGN CURRENCY

The exchange rates used are as follows:

	December 31, 2021	December 31, 2020

RMB exchange rate at balance sheets dates,	6.3757	6.5249

	Year Ended December 31,
	2021	2020	2019

Average exchange rate for each year	6.4515	6.9010	6.8944

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	Estimated useful lives of property and equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Motor vehicle	5 years
Leasehold improvements	Shorter of life of asset or lease